Shareholders' Equity (Schedule of equity-based compensation expense) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Total share-based compensation expense	$ 2,647	$ 2,199
Cost of revenues [Member]
Total share-based compensation expense	239	189
Research and development, net [Member]
Total share-based compensation expense	408	278
Sales and Marketing [Member]
Total share-based compensation expense	690	640
General and administrative [Member]
Total share-based compensation expense	$ 1,310	$ 1,092